Commitments, Guarantees and Contingencies (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Contractual Commitments
Less than 1 year		$ 1,623.3
For 2-3 years		1,878.7
For 4-5 years		1,424.6
After 5 years		2,112.0
Total Contractual Commitments		7,038.6
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Revolving Credit Facilities		3,500.0
Disposal, Assessed Fees and Related Interest	[1]	266.3	$ 265.6
Letters of Credit [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities [Abstract]
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility		149.7
Pollution Control Bonds Supported by Bilateral Letters of Credit [Abstract]
Variable Rate PCBs Supported		291.4
Bilateral Letters of Credit		294.7
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Revolving Credit Facilities		3,500.0
Letters of Credit Limit		1,200.0
Uncommitted Facility		300.0
Equity Method Investee [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Maximum Potential Amount of Future Payments Associated with Guarantee		75.0
Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2],[3]	1,407.8
For 2-3 years	[2],[3]	1,441.6
For 4-5 years	[2],[3]	985.5
After 5 years	[2],[3]	371.8
Total Contractual Commitments	[2],[3]	4,206.7
Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		215.5
For 2-3 years		437.1
For 4-5 years		439.1
After 5 years		1,740.2
Total Contractual Commitments		2,831.9
Appalachian Power Co [Member]
Contractual Commitments
Less than 1 year		524.9
For 2-3 years		502.7
For 4-5 years		487.4
After 5 years		431.9
Total Contractual Commitments		1,946.9
Appalachian Power Co [Member] | Letters of Credit [Member]
Pollution Control Bonds Supported by Bilateral Letters of Credit [Abstract]
Variable Rate PCBs Supported		104.4
Bilateral Letters of Credit		105.6
Appalachian Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[3]	491.5
For 2-3 years	[3]	433.8
For 4-5 years	[3]	415.0
After 5 years	[3]	1.2
Total Contractual Commitments	[3]	1,341.5
Appalachian Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		33.4
For 2-3 years		68.9
For 4-5 years		72.4
After 5 years		430.7
Total Contractual Commitments		605.4
Indiana Michigan Power Co [Member]
Contractual Commitments
Less than 1 year		411.2
For 2-3 years		525.5
For 4-5 years		471.4
After 5 years		763.6
Total Contractual Commitments		2,171.7
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Disposal, Assessed Fees and Related Interest	[1]	266.3	265.6
Indiana Michigan Power Co [Member] | Letters of Credit [Member]
Pollution Control Bonds Supported by Bilateral Letters of Credit [Abstract]
Variable Rate PCBs Supported		77.0
Bilateral Letters of Credit		77.9
Indiana Michigan Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[3]	292.7
For 2-3 years	[3]	277.8
For 4-5 years	[3]	221.9
After 5 years	[3]	266.1
Total Contractual Commitments	[3]	1,058.5
Indiana Michigan Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		118.5
For 2-3 years		247.7
For 4-5 years		249.5
After 5 years		497.5
Total Contractual Commitments		1,113.2
Ohio Power Co [Member]
Contractual Commitments
Less than 1 year		27.1
For 2-3 years		55.9
For 4-5 years		58.6
After 5 years		442.6
Total Contractual Commitments		584.2
Ohio Power Co [Member] | Letters of Credit [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities [Abstract]
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility		0.6
Ohio Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		27.1
For 2-3 years		55.9
For 4-5 years		58.6
After 5 years		442.6
Total Contractual Commitments		584.2
Public Service Co Of Oklahoma [Member]
Contractual Commitments
Less than 1 year		154.5
For 2-3 years		237.2
For 4-5 years		209.7
After 5 years		297.2
Total Contractual Commitments		898.6
Public Service Co Of Oklahoma [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[3]	63.9
For 2-3 years	[3]	55.5
For 4-5 years	[3]	29.8
After 5 years	[3]	14.9
Total Contractual Commitments	[3]	164.1
Public Service Co Of Oklahoma [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		90.6
For 2-3 years		181.7
For 4-5 years		179.9
After 5 years		282.3
Total Contractual Commitments		734.5
Southwestern Electric Power Co [Member]
Contractual Commitments
Less than 1 year		131.0
For 2-3 years		206.3
For 4-5 years		132.2
After 5 years		198.5
Total Contractual Commitments		668.0
Southwestern Electric Power Co [Member] | Guarantees of Third Party Obligations [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Guarantees of Mine Reclamation, Amount		115.0
Estimated Final Cost Mine Reclamation		58.0
Total Amount Collected through a Rider for Final Mine Closure and Reclamation Costs		69.0
Amount Collected through a Rider for Final Mine Closure - ARO Noncurrent		73.0
Amount Collected, Rider Mine Close Other Assets Noncurrent		4.0
Southwestern Electric Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[3]	98.4
For 2-3 years	[3]	139.7
For 4-5 years	[3]	69.7
After 5 years	[3]	22.6
Total Contractual Commitments	[3]	330.4
Southwestern Electric Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		32.6
For 2-3 years		66.6
For 4-5 years		62.5
After 5 years		175.9
Total Contractual Commitments		337.6
Comprehensive Environmental Response Compensation and Liabilities Act and State Remediation [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Expense Recorded Due to Remediation Work Remaining Provision		7.0
Comprehensive Environmental Response Compensation and Liabilities Act and State Remediation [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Expense Recorded Due to Remediation Work Remaining Provision		7.0
Decommissioning and Low Level Waste Accumulation Disposal [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Cost of Decommissioning and Disposal of Radioactive Waste		1,600.0
Additional Ongoing Costs for Post Decommissioning Storage of SNF		5.0
Subsequent Decommissioning of the Spent Fuel Storage Facility		57.0
Amount Recovered in Rates for Decommissioning Costs		9.0	9.0	$ 9.0
Decommissioning Fund Investments, Fair Value		1,900.0	1,800.0
Decommissioning and Low Level Waste Accumulation Disposal [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Cost of Decommissioning and Disposal of Radioactive Waste		1,600.0
Additional Ongoing Costs for Post Decommissioning Storage of SNF		5.0
Subsequent Decommissioning of the Spent Fuel Storage Facility		57.0
Amount Recovered in Rates for Decommissioning Costs		9.0	9.0	9.0
Decommissioning Fund Investments, Fair Value		1,900.0	1,800.0
Nuclear Incident Liability [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Insurance Coverage for Property Damage, Decommissioning and Decontamination		3,000.0
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident		1,500.0
Contingent Financial Obligation for Mutual Iinsurance		50.0
Insurance Protection for Public Liability Arising from a Nuclear Incident		13,400.0
Commercially Available Insurance		375.0
Remainder of the Liability Provided by a Deferred Premium Assessment		127.0
Deferred Premium Assessment Annual Payment		19.0
Assessed Amount per Nuclear Incident		255.0
Annual Installments		38.0
Commercially Available Insurance for Catastrophic Nature		375.0
Commercially Available Insurance for Catastrophic Nature Beginning in 2017		450.0
Liability Coverage Under the Price-Anderson Act		13,000.0
Nuclear Incident Liability [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Insurance Coverage for Property Damage, Decommissioning and Decontamination		3,000.0
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident		1,500.0
Contingent Financial Obligation for Mutual Iinsurance		50.0
Insurance Protection for Public Liability Arising from a Nuclear Incident		13,400.0
Commercially Available Insurance		375.0
Remainder of the Liability Provided by a Deferred Premium Assessment		127.0
Deferred Premium Assessment Annual Payment		19.0
Assessed Amount per Nuclear Incident		255.0
Annual Installments		38.0
Commercially Available Insurance for Catastrophic Nature		375.0
Commercially Available Insurance for Catastrophic Nature Beginning in 2017		450.0
Liability Coverage Under the Price-Anderson Act		13,000.0
Spent Nuclear Fuel Disposal [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Trust Fund Assets One Time Fee Obligation for Nuclear Fuel Disposition		311.0	309.0
Recovery of Spent Nuclear Fuel Storage Costs		6.0	13.0	22.0
Current Amount Recoverable from the Federal Government		22.0
Noncurrent Amount Recoverable from the Federal Government		5.0
Spent Nuclear Fuel Disposal [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Trust Fund Assets One Time Fee Obligation for Nuclear Fuel Disposition		311.0	309.0
Recovery of Spent Nuclear Fuel Storage Costs		6.0	$ 13.0	$ 22.0
Current Amount Recoverable from the Federal Government		22.0
Noncurrent Amount Recoverable from the Federal Government		5.0
June 2017 [Member] | Letters of Credit [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Revolving Credit Facilities		1,750.0
June 2021 [Member] | Letters of Credit [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Revolving Credit Facilities		3,000.0
July 2018 [Member] | Letters of Credit [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Revolving Credit Facilities		1,750.0
June 2018 [Member] | Letters of Credit [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Revolving Credit Facilities		$ 500.0

[1]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).
[2]	Excludes approximately $1.1 billion of fuel purchase contracts related to plants Held for Sale. See Note 7.
[3]	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.